NYSE Euronext

[redacted]

11005508

Received SEC
MAR 03 2011
Washington, DC 20549

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERTNYS
001-34791

March 3, 2011

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, MAGNACHIP SEMICONDUCTOR LLC* (to be converted into MagnaChip Semiconductor Corporation), Common Stock, par value $0.01 per share and Depositary Shares, each representing one share of common stock, par value $0.01. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on March 1, 2011. Tentative listing date – March 11, 2011.

*MagnaChip Semiconductor LLC, a limited liability company organized under the laws of Delaware, is the registrant filing this Registration Statement. Prior to the listing of the common stock and depositary shares on the New York Stock Exchange, MagnaChip Semiconductor LLC will be converted into a corporation organized under the laws of Delaware, pursuant to the Delaware Limited Liability Company Act Section 18-216 and the Delaware General Corporation Law Section 265 and renamed MagnaChip Semiconductor Corporation. The common stock and depositary shares to be listed on the New York Stock Exchange and referred to herein are securities of MagnaChip Semiconductor Corporation.

Sincerely,